BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 90.5%
	APPAREL & TEXTILE PRODUCTS - 1.3%
24,070	Hanesbrands, Inc.	$ 413,041

	ASSET MANAGEMENT - 8.4%
8,500	Ameriprise Financial, Inc.	2,245,020
12,359	Franklin Resources, Inc.	367,309
		2,612,329
	BANKING - 10.7%
29,221	Bank of America Corporation	1,240,431
4,430	Citigroup, Inc.	310,897
10,750	JPMorgan Chase & Company	1,759,669
		3,310,997
	BEVERAGES - 0.9%
5,226	Coca-Cola Company (The)	274,208

	BIOTECH & PHARMA - 5.0%
7,500	Bristol-Myers Squibb Company	443,775
2,500	Johnson & Johnson	403,750
16,000	Pfizer, Inc.	688,160
1,985	Viatris, Inc.	26,897
		1,562,582
	CABLE & SATELLITE - 3.3%
18,268	Comcast Corporation, Class A	1,021,729

	CHEMICALS - 0.2%
3,000	Univar Solutions, Inc.(a)	71,460

	CONTAINERS & PACKAGING - 0.4%
7,215	O-I Glass, Inc.(a)	102,958

	E-COMMERCE DISCRETIONARY - 2.8%
12,500	eBay, Inc.	870,875

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 90.5% (Continued)
	ENTERTAINMENT CONTENT - 8.7%
2,641	AMC Networks, Inc., Class A(a)	$ 123,044
12,687	Discovery, Inc. - Series C(a)	307,913
8,842	Madison Square Garden Entertainment Corporation(a)	642,548
9,500	Walt Disney Company (The)(a)	1,607,116
		2,680,621
	FOOD - 1.6%
9,000	Mondelez International, Inc., Class A	523,620

	HEALTH CARE FACILITIES & SERVICES - 1.8%
6,500	CVS Health Corporation	551,590

	HOME & OFFICE PRODUCTS - 2.2%
6,701	Newell Brands, Inc.	148,360
3,700	Scotts Miracle-Gro Company (The)	541,532
		689,892
	HOUSEHOLD PRODUCTS - 0.4%
3,200	Energizer Holdings, Inc.	124,960

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
12,707	Bank of New York Mellon Corporation (The)	658,731

	INTERNET MEDIA & SERVICES - 3.7%
28,752	ANGI Homeservices, Inc., Class A(a)	354,800
2,815	IAC/InterActiveCorporation(a)	366,766
7,169	Twitter, Inc.(a)	432,936
		1,154,502
	LEISURE FACILITIES & SERVICES - 8.9%
19,227	Liberty Media Corp-Liberty Braves - Series C(a)	507,977
4,934	Madison Square Garden Sports Corporation(a)	917,478
8	Marriott International, Inc., Class A(a)	1,185
3,000	McDonald's Corporation	723,330
9,500	MGM Resorts International	409,925
1,500	Starbucks Corporation	165,465
		2,725,360

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 90.5% (Continued)
	LEISURE PRODUCTS - 1.5%
10,000	Acushnet Holdings Corporation	$ 467,000

	MACHINERY - 1.1%
22,554	Mueller Water Products, Inc. - Series A	343,272

	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
21,539	Trinity Place Holdings, Inc.(a)	42,216

	RETAIL - CONSUMER STAPLES - 1.1%
1,425	Target Corporation	325,997

	RETAIL - DISCRETIONARY - 6.8%
6,385	Home Depot, Inc. (The)	2,095,940

	SEMICONDUCTORS - 1.4%
8,000	Intel Corporation	426,240

	SOFTWARE - 9.2%
9,734	Microsoft Corporation	2,744,209
4,570	Vimeo, Inc.(a)	134,221
		2,878,430
	TECHNOLOGY HARDWARE - 2.2%
12,500	Cisco Systems, Inc.	680,375

	TECHNOLOGY SERVICES - 0.8%
37,500	Conduent, Inc.(a)	247,125

	TRANSPORTATION & LOGISTICS - 2.9%
5,000	United Parcel Service, Inc., Class B	910,500

	WHOLESALE - CONSUMER STAPLES - 1.0%
4,000	Sysco Corporation	314,000

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 90.5% (Continued)
	TOTAL COMMON STOCKS (Cost $10,497,725)	$ 28,080,550

	PREFERRED STOCKS — 0.9%
	RETAIL - DISCRETIONARY - 0.9%
2,573	Qurate Retail, Inc., 8.00%	278,270
	TOTAL PREFERRED STOCKS (Cost $240,993)

	SHORT-TERM INVESTMENTS — 8.7%
	MONEY MARKET FUNDS - 8.7%
2,698,118	Dreyfus Institutional Preferred Government, Hamilton Class, 0.01% (Cost $2,698,118)(b)	2,698,118

	TOTAL INVESTMENTS - 100.1% (Cost $13,436,836)	$ 31,056,938
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(42,391)
	NET ASSETS - 100.0%	$ 31,014,547

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.